Goodwill and Other Intangible Assets, net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Roll Forward]
Balance, beginning of year	$ 1,270,120	$ 1,270,937	$ 1,251,155
Goodwill from acquisitions		0	18,741
Foreign currency impact	43	(817)	1,041
Balance, end of year	$ 1,270,163	$ 1,270,120	$ 1,270,937